Financial Assets Measured at Fair Value through Profit and Loss (Tables)	12 Months Ended
Dec. 31, 2025
Financial Assets Measured at Fair Value through Profit and Loss [Abstract]
Schedule of Financial Assets Measured at Fair Value Through Profit and Loss
	December 31, 2024	December 31, 2025
	US$	US$
Quoted/Unquoted shares

At beginning of year	16,283	-
Disposal	(1,785)	-
Changes in fair value	(14,498)	-
Currency realignment	-	-
At end of year	-	-